CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS	12 Months Ended
Dec. 31, 2016
GUARANTOR FOOTNOTE [Abstract]
CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS

DCLC, DPC, Delaware City Terminaling Company LLC, Toledo Terminaling Company LLC, PLPT, PBFX Op Co, TVPC and PNGPC serve as guarantors of the obligations under the 2023 Notes. These guarantees are full and unconditional and joint and several. For purposes of the following footnote, the Partnership is referred to as “Issuer.” The indenture dated May 12, 2015, among the Partnership, PBF Logistics Finance, the guarantors party thereto and Deutsche Bank Trust Company Americas, as Trustee, governs subsidiaries designated as “Guarantor Subsidiaries.”

The 2023 Notes were co-issued by PBF Logistics Finance. For purposes of the following footnote, PBF Logistics Finance is referred to as “Co-Issuer.” The Co-Issuer has no independent assets or operations.

The following supplemental combining and consolidating financial information reflects the Issuer’s separate accounts, the combined accounts of the Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. For purposes of the following combining and consolidating information, the Issuer’s investment in its subsidiaries and the Guarantor Subsidiaries’ investment in its subsidiaries are accounted for under the equity method of accounting.

	December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$52,133	$12,088	$—	$—	$64,221
Marketable securities - current	40,024	—	—	—	40,024
Accounts receivable - affiliates	125	37,738	—	—	37,863
Accounts receivable	—	4,294	—	—	4,294
Prepaid expense and other current assets	306	1,351	—	—	1,657
Due from related parties	5,168	246,870	—	(252,038)	—
Total current assets	97,756	302,341	—	(252,038)	148,059
Property, plant and equipment, net	—	608,802	—	—	608,802
Investment in subsidiaries	694,636	—	—	(694,636)	—
Total assets	$792,392	$911,143	$—	$(946,674)	$756,861
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$1,670	$5,961	$—	$—	$7,631
Accounts payable and accrued liabilities	5,719	15,152	—	—	20,871
Current portion of long-term debt	39,664	—	—	—	39,664
Deferred revenue	—	952	—	—	952
Due to related parties	246,870	5,168	—	(252,038)	—
Total current liabilities	293,923	27,233	—	(252,038)	69,118
Long-term debt	532,011	—	—	—	532,011
Other long-term liabilities	—	3,161	—	—	3,161
Total liabilities	825,934	30,394	—	(252,038)	604,290

Commitments and contingencies (Note 9)

Equity:
Net investment	—	700,867	—	(694,636)	6,231
Common unitholders - Public	434,456	—	—	—	434,456
Common unitholder - PBF LLC	(193,181)	—	—	—	(193,181)
Subordinated unitholder - PBF LLC	(276,083)	—	—	—	(276,083)
IDR holder - PBF LLC	1,266	—	—	—	1,266
Total PBF Logistics LP equity	(33,542)	700,867	—	(694,636)	(27,311)
Noncontrolling Interest	—	179,882	—	—	179,882
Total equity	(33,542)	880,749	—	(694,636)	152,571
Total liabilities and equity	$792,392	$911,143	$—	$(946,674)	$756,861

13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING BALANCE SHEET

	December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$18,678	$—	$—	$—	$18,678
Accounts receivable - affiliate	—	23,949	—	—	23,949
Prepaid expense and other current assets	290	179	—	—	469
Due from related parties	1,287	127,373	—	(128,660)	—
Total current assets	20,255	151,501	—	(128,660)	43,096
Property, plant and equipment, net	—	148,435	—	—	148,435
Investment in subsidiaries	292,411	—	—	(292,411)	—
Marketable Securities	234,258	—	—	—	234,258
Total assets	$546,924	$299,936	$—	$(421,071)	$425,789
LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliate	$574	$2,864	$—	$—	$3,438
Accounts Payable and accrued liabilities	5,017	2,987	—	—	8,004
Due to related parties	127,373	1,287	—	(128,660)	—
Total current liabilities	132,964	7,138	—	(128,660)	11,442
Long-term debt	599,635	—	—	—	599,635
Total liabilities	732,599	7,138	—	(128,660)	611,077

Commitments and contingencies

Equity:
Net investment	—	292,798	—	(292,411)	387
Common unitholders - Public	340,317	—	—	—	340,317
Common unitholder - PBF LLC	(248,363)	—	—	—	(248,363)
Subordinated unitholder - PBF LLC	(277,094)	—	—	—	(277,094)
IDR holder - PBF LLC	(535)	—	—	—	(535)
Total equity	(185,675)	292,798	—	(292,411)	(185,288)
Total liabilities and equity	$546,924	$299,936	$—	$(421,071)	$425,789
13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2016
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue
Affiliate	$—	$175,448	$—	$—	$175,448
Third-party	—	11,887	—	—	11,887
Total revenue	—	187,335	—	—	187,335

Costs and expenses
Operating and maintenance expenses	—	44,563	—	—	44,563
General and administrative expenses	16,609	358	—	—	16,967
Depreciation and amortization	—	14,983	—	—	14,983
Total costs and expenses	16,609	59,904	—	—	76,513

Income (loss) from operations	(16,609)	127,431	—	—	110,822

Other income (expense)
Equity in earnings	127,431	—	—	(127,431)	—
Interest expense, net	(28,755)	—	—	—	(28,755)
Amortization of loan fees	(1,678)	—	—	—	(1,678)
Net income (loss)	80,389	127,431	—	(127,431)	80,389
Less: Net loss attributable to Predecessor	—	(6,250)	—	—	(6,250)
Less: Net income attributable to noncontrolling interest	—	5,679	—	—	5,679
Net income attributable to PBF Logistics LP unitholders	$80,389	$128,002	$—	$(127,431)	$80,960

13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2015
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue
Affiliate	$—	$142,102	$—	$—	$142,102
Third-party	—	—	—	—	—
Total revenue	—	142,102	—	—	142,102

Costs and expenses
Operating and maintenance expenses	—	25,661	—	—	25,661
General and administrative expenses	13,408	490	—	—	13,898
Depreciation and amortization expense	—	7,684	—	—	7,684
Total costs and expenses	13,408	33,835	—	—	47,243

Income (loss) from operations	(13,408)	108,267	—	—	94,859

Other income (expenses)
Equity in earnings	108,280	—	—	(108,280)	—
Interest expenses net	(19,952)	13	—	—	(19,939)
Amortization of loan fees	(1,315)	—	—	—	(1,315)
Net income (loss)	73,605	108,280	—	(108,280)	73,605
Less: Net income attributable to Predecessor	—	(243)	—	—	(243)
Net income attributable to PBF Logistics LP unitholders	$73,605	$108,523	$—	$(108,280)	$73,848

13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2014
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue
Affiliate	$1,905	$57,498	$—	$—	$59,403
Third-party	—	—	—	—	—
Total revenue	1,905	57,498	—	—	59,403

Costs and expenses
Operating and maintenance expenses	185	28,891	—	—	29,076
General and administrative expenses	6,386	1,823	—	—	8,209
Depreciation and amortization expense	27	4,681	—	—	4,708
Total operating costs and expenses	6,598	35,395	—	—	41,993

Income (loss) from operations	(4,693)	22,103	—	—	17,410

Other income (expenses)
Equity in earnings	22,108	—	—	(22,108)	—
Interest expenses net	(2,312)	5	—	—	(2,307)
Amortization of loan fees	(365)	—	—	—	(365)
Net income (loss)	14,738	22,108	—	(22,108)	14,738
Less: Net income attributable to Predecessor	—	(15,226)	—	—	(15,226)
Net income attributable to PBF Logistics LP unitholders	$14,738	$37,334	$—	$(22,108)	$29,964

	Year Ended December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$80,389	$127,431	$—	$(127,431)	$80,389
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	14,983	—	—	14,983
Amortization of deferred financing fees	1,678	—	—	—	1,678
Unit-based compensation expense	4,360	—	—	—	4,360
Equity in earnings	(127,431)	—	—	127,431	—
Changes in current assets and current liabilities:
Accounts receivable - affiliates	(125)	(12,314)	—	—	(12,439)
Accounts receivable	—	(4,294)	—	—	(4,294)
Prepaid expenses and other current assets	(71)	3,223	—	—	3,152
Accounts payable - affiliates	1,096	2,417	—	—	3,513
Accounts payable and accrued liabilities	(211)	8,131	—	—	7,920
Amounts due to/from related parties	115,616	(115,616)	—	—	—
Deferred revenue	—	952	—	—	952
Other assets and liabilities	(672)	(330)	—	—	(1,002)
Net cash provided by operating activities	74,629	24,583	—	—	99,212

Cash flows from investing activities:
Plains Asset Purchase	(98,373)	—	—	—	(98,373)
Expenditures for property, plant and equipment	—	(22,978)	—	—	(22,978)
Purchases of marketable securities	(1,909,965)	—	—	—	(1,909,965)
Maturities of marketable securities	2,104,209	—	—	—	2,104,209
Investment in subsidiaries	(3,053)	—	—	3,053	—
Net cash provided by (used in) investing activities	92,818	(22,978)	—	3,053	72,893

Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions	138,378	—	—	—	138,378
Distribution to PBF LLC related to acquisitions	(175,000)	—	—	—	(175,000)
Distributions to unitholders	(67,534)	—	—	—	(67,534)
Contribution from parent	—	10,483	—	(3,053)	7,430
Repayment of term loan	(194,536)	—	—	—	(194,536)
Proceeds from revolving credit facility	194,700	—	—	—	194,700
Repayment of revolving credit facility	(30,000)	—	—	—	(30,000)
Net cash (used in) provided by financing activities	(133,992)	10,483	—	(3,053)	(126,562)

Net change in cash and cash equivalents	33,455	12,088	—	—	45,543
Cash and equivalents, beginning of period	18,678	—	—	—	18,678
Cash and equivalents, end of period	$52,133	$12,088	$—	$—	$64,221
13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$73,605	$108,280	$—	$(108,280)	$73,605
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	7,684	—	—	7,684
Amortization of deferred financing fees	1,315	—	—	—	1,315
Unit-based compensation expense	4,279	—	—	—	4,279
Equity in earnings	(108,280)	—	—	108,280	—
Changes in current assets and current liabilities:
Accounts receivable - affiliates	—	(12,319)	—	—	(12,319)
Prepaid expenses and other current assets	(66)	(51)	—	—	(117)
Accounts payable - affiliates	93	122	—	—	215
Accounts payable and accrued liabilities	3,419	69	—	—	3,488
Amounts due to/from related parties	101,938	(101,938)	—	—	—
Other assets and liabilities	(19)	—	—	—	(19)
Net cash provided by operating activities	76,284	1,847	—	—	78,131

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(3,503)	—	—	(3,503)
Purchases of marketable securities	(2,067,286)	—	—	—	(2,067,286)
Maturities of marketable securities	2,067,983	—	—	—	2,067,983
Investment in subsidiaries	(820)	—	—	820	—
Net cash (used in) provided by investing activities	(123)	(3,503)	—	820	(2,806)

Cash flows from financing activities:
Distribution to PBF LLC related to acquisitions	(112,500)	—	—	—	(112,500)
Distributions to unitholders	(49,524)	—	—	—	(49,524)
Distribution to Parent	—	(1,036)	—	—	(1,036)
Contribution from parent	—	2,692	—	(820)	1,872
Proceeds from issuance of senior notes	350,000	—	—	—	350,000
Repayment of term loan	(700)	—	—	—	(700)
Proceeds from revolving credit facility	24,500	—	—	—	24,500
Repayment of revolving credit facility	(275,100)	—	—	—	(275,100)
Deferred financing costs	(8,324)	—	—	—	(8,324)
Net cash used in financing activities	(71,648)	1,656	—	(820)	(70,812)

Net change in cash and cash equivalents	4,513	—	—	—	4,513
Cash and equivalents, beginning of period	14,165	—	—	—	14,165
Cash and equivalents, end of period	$18,678	$—	$—	$—	$18,678

13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$14,738	$22,108	$—	$(22,108)	$14,738
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	27	4,681	—	—	4,708
Amortization of deferred financing fees	365	—	—	—	365
Unit-based compensation expense	1,086	—	—	—	1,086
Equity in earnings	(22,108)	—	—	22,108	—
Changes in current assets and current liabilities:
Accounts receivable- affiliates	—	(11,630)	—	—	(11,630)
Prepaid expenses and other current assets	(224)	(72)	—	—	(296)
Accounts payable- affiliates	481	2,742	—	—	3,223
Accounts payable and accrued liabilities	721	(2,897)	—	—	(2,176)
Amounts due to/from related parties	24,148	(24,148)	—	—	—
Net cash provided by (used in) operating activities	19,234	(9,216)	—	—	10,018

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(47,805)	—	—	(47,805)
Purchases of marketable securities	(1,918,637)	—	—	—	(1,918,637)
Maturities of marketable securities	1,683,708	—	—	—	1,683,708
Net cash used in investing activities	(234,929)	(47,805)	—	—	(282,734)

Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions	340,957	—	—	—	340,957
Offering costs for issuance of common units	(5,000)	—	—	—	(5,000)
Distribution to PBF LLC related to Offering	(328,664)	—	—	—	(328,664)
Distribution to PBF LLC related to acquisitions	(270,000)	—	—	—	(270,000)
Distributions to unitholders	(14,916)	—	—	—	(14,916)
Contribution from Parent	—	56,946	—	—	56,946
Proceeds from term loan	300,000	—	—	—	300,000
Repayment of term loan	(65,100)	—	—	—	(65,100)
Proceeds from revolving credit facility	275,100	—	—	—	275,100
Deferred financing costs	(2,517)	—	—	—	(2,517)
Net cash provided by financing activities	229,860	56,946	—	—	286,806

Net change in cash and cash equivalents	14,165	(75)	—	—	14,090
Cash and equivalents, beginning of period	—	75	—	—	75
Cash and equivalents, end of period	$14,165	$—	$—	$—	$14,165